UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 6453

Fidelity Court Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut Municipal Money Market Fund

August 31, 2004

CTM-QTLY-1004

1.805761.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.8%
	Principal Amount	Value
Connecticut - 74.3%
Bridgeport Gen. Oblig. Participating VRDN:
Series ROC II R182, 1.34% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	$ 2,865,000	$ 2,865,000
Series ROC II R45, 1.34% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,000,000	5,000,000
Connecticut Arpt. Rev. Participating VRDN Series MSTC 01 129, 1.4% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(e)	17,915,000	17,915,000
Connecticut Dev. Auth. Arpt. Facility Rev.:
Participating VRDN Series PT 2311, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	4,160,000	4,160,000
(Bradley Arpt. Hotel Proj.):
Series 1997 A, 1.32%, LOC KBC Bank NV, VRDN (a)	3,400,000	3,400,000
Series 1997 B, 1.32%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Series 1997 C, 1.32%, LOC Fleet Nat'l. Bank, VRDN (a)	800,000	800,000
Connecticut Dev. Auth. Indl. Dev. Rev.:
(Lapham Hickey Steel Corp. Proj.) 1.4%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	1,795,000	1,795,000
(The Energy Network/Sina Proj.) Series 2000, 1.35%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	1,300,000	1,300,000
(W.E. Bassett Co. Proj.) Series 1986, 1.35%, LOC Fleet Bank NA, VRDN (a)(d)	600,000	600,000
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.97% tender 9/8/04, CP mode	7,600,000	7,600,000
Connecticut Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series PA 1250, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	7,650,000	7,650,000
Connecticut Gen. Oblig.:
Bonds Series F, 5% 11/15/04	3,500,000	3,527,912
Participating VRDN:
Series 03 0011, 1.34% (Liquidity Facility Citibank NA, New York) (a)(e)	9,900,000	9,900,000
Series BA 02 A, 1.36% (Liquidity Facility Bank of America NA) (a)(e)	4,815,000	4,815,000
Series EGL 01 0701, 1.34% (Liquidity Facility Citibank NA, New York) (a)(e)	20,000,000	20,000,000
Series EGL 03 0011, 1.34% (Liquidity Facility Citibank NA, New York) (a)(e)	9,900,000	9,900,000
Series Floaters 01 681, 1.35% (Liquidity Facility Morgan Stanley) (a)(e)	10,335,000	10,335,000
Series MS 01 529, 1.35% (Liquidity Facility Morgan Stanley) (a)(e)	33,270,000	33,270,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Participating VRDN:
Series MS 01 571, 1.35% (Liquidity Facility Morgan Stanley) (a)(e)	$ 24,725,000	$ 24,725,000
Series PA 888R, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,995,000	4,995,000
Series PT 1246, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,100,000	6,100,000
Series PT 1803, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,000,000	9,000,000
Series PT 2223, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)(f)	4,825,000	4,825,000
Series Putters 291, 1.33% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	13,275,000	13,275,000
Series Putters 320, 1.33% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	6,735,000	6,735,000
Series Putters 412, 1.33% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	17,495,000	17,495,000
Series Putters 428, 1.33% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,995,000	5,995,000
Series Putters 432, 1.33% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500,000	2,500,000
Series ROC II 4009, 1.34% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	18,850,000	18,850,000
Series ROC II R1064, 1.34% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	6,850,000	6,850,000
Series ROC II R3013, 1.34% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,320,000	5,320,000
Series ROC II R4048, 1.34% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,220,000	5,220,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series EGL 02 6027, 1.38% (Liquidity Facility Citibank NA, New York) (a)(e)	7,305,000	7,305,000
Series EGL 04 0019, 1.34% (Liquidity Facility Citibank NA) (a)(e)	14,850,000	14,850,000
Series PT 905, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	35,575,000	35,575,000
(Bradley Health Care, Inc. Proj.) Series B, 1.31%, LOC Fleet Nat'l. Bank, VRDN (a)	5,600,000	5,600,000
(Greenwich Academy Proj.) Series C, 1.31%, LOC Wachovia Bank NA, VRDN (a)	8,270,000	8,270,000
(Hartford Hosp. Proj.) Series B, 1.32%, LOC Fleet Nat'l. Bank, VRDN (a)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Hsg. Fin. Auth.:
Bonds (Hsg. Mortgage Fin. Corp.) Series 2003 F2, 1.2%, tender 12/22/04 (a)(d)	$ 6,000,000	$ 5,995,224
Participating VRDN:
Series BA 99 D, 1.36% (Liquidity Facility Bank of America NA) (a)(d)(e)	19,995,000	19,995,000
Series PT 2337, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,950,000	4,950,000
Series ROC II R264, 1.37% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)(e)	8,535,000	8,535,000
Series 1990 C, 1.4%, VRDN (a)(d)	7,670,000	7,670,000
Series 1990 D, 1.4%, VRDN (a)(d)	10,235,000	10,235,000
Series 2001 A3, 1.35% (AMBAC Insured), VRDN (a)(d)	14,600,000	14,600,000
Series 2001 D3, 1.33% (AMBAC Insured), VRDN (a)(d)	10,000,000	10,000,000
Series 2002 A3, 1.33% (AMBAC Insured), VRDN (a)(d)	20,000,000	20,000,000
Series 2002 B3, 1.35% (AMBAC Insured), VRDN (a)(d)	28,400,000	28,400,000
Series 2002 F2, 1.32% (AMBAC Insured), VRDN (a)(d)	20,600,000	20,600,000
Series 2004 A4, 1.32% (AMBAC Insured), VRDN (a)(d)	18,000,000	18,000,000
Series B3, 1.33% (AMBAC Insured), VRDN (a)(d)	12,000,000	12,000,000
Sub Series 2004 B5, 1.35% (AMBAC Insured), VRDN (a)(d)	19,500,000	19,500,000
Sub Series E4, 1.33% (AMBAC Insured), VRDN (a)(d)	25,000,000	25,000,000
Sub Series G41, 1.35% (AMBAC Insured), VRDN (a)(d)	27,000,000	27,000,000
Connecticut Spl. Tax Oblig. Rev.:
Bonds:
(Trans. Infrastructure Proj.) Series A:
2% 9/1/04	12,235,000	12,235,000
4% 9/1/04	5,635,000	5,635,000
Series 2003 B, 2% 1/1/05	3,110,000	3,117,871
Participating VRDN:
Series PA 1039R, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,530,000	3,530,000
Series PA 966R, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,495,000	4,495,000
Series ROC II R122, 1.34% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	12,265,000	12,265,000
Series 2000 1, 1.32% (FGIC Insured), VRDN (a)(f)	14,000,000	14,000,000
Series 2003 2, 1.32% (AMBAC Insured), VRDN (a)	20,000,000	20,000,000
Fairfield Gen. Oblig. BAN 3% 7/28/05	15,000,000	15,200,312
Manchester Gen. Oblig. BAN 2.75% 7/6/05	5,894,000	5,950,261
New Haven Gen. Oblig.:
Participating VRDN Series ROC II R256, 1.34% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	3,365,000	3,365,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
New Haven Gen. Oblig.: - continued
Series A, 1.32% 9/24/04, LOC Landesbank Hessen-Thuringen, CP	$ 6,460,000	$ 6,460,000
1.25% 9/22/04, LOC Landesbank Hessen-Thuringen, CP	7,580,000	7,580,000
Plainfield Gen. Oblig. BAN 2% 4/14/05	8,545,000	8,568,154
Ridgefield Gen. Oblig. BAN 2% 9/10/04	3,825,000	3,825,856
Shelton Gen. Oblig. BAN 2% 1/19/05	10,000,000	10,028,333
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 18 B, 1.33% (MBIA Insured), VRDN (a)	3,100,000	3,100,000
Univ. of Connecticut Participating VRDN Series PA 1255, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,950,000	7,950,000
Westbrook Gen. Oblig. BAN 2% 12/1/04	8,800,000	8,814,030
		762,917,953
Puerto Rico - 10.2%
Puerto Rico Commonwealth Gen. Oblig.:
Bonds Series PA 1225, 1.3%, tender 11/18/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)(g)	9,060,000	9,060,000
Participating VRDN:
Series Merlots 00 EE, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(e)	25,050,000	25,050,000
Series Merlots 01 A107, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(e)	13,960,000	13,960,000
Series ROC II R185, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,000,000	2,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series Merlots 00 FFF, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(e)	5,965,000	5,965,000
Series Merlots 98 B8, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(e)	1,990,000	1,990,000
Series RobIns 14, 1.32% (Liquidity Facility Bank of New York, New York) (a)(e)	5,995,000	5,995,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN:
Series 2000 A15, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(e)	11,295,000	11,295,000
Series EGL 00 5101, 1.35% (Liquidity Facility Citibank NA, New York) (a)(e)	10,000,000	10,000,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Floaters 682, 1.32% (Liquidity Facility Morgan Stanley) (a)(e)	7,330,000	7,330,000
Series RobIns 16, 1.34% (Liquidity Facility Bank of New York, New York) (a)(e)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Hsg. Fin. Corp. Home Mtg. Rev. Participating VRDN Series Putters 257, 1.36% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	$ 5,695,000	$ 5,695,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 1.67%, LOC Banco Santander Central Hispano SA, VRDN (a)	2,000,000	2,000,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series MS 00 225, 1.32% (Liquidity Facility Morgan Stanley) (a)(e)	2,335,000	2,335,000
		104,675,000
	Shares
Other - 13.3%
Fidelity Municipal Cash Central Fund, 1.36% (b)(c)	136,896,626	136,896,626
TOTAL INVESTMENT PORTFOLIO - 97.8%		1,004,489,579
NET OTHER ASSETS - 2.2%		22,468,456
NET ASSETS - 100%		$ 1,026,958,035
Total Cost for Federal Income Tax Purposes $ 1,004,489,579
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) A portion of the security was sold on a delayed delivery basis.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,060,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Puerto Rico Commonwealth Gen. Oblig. Bonds Series PA 1225, 1.3%, tender 11/18/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	11/21/03	$ 9,060,000

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® New Jersey
Municipal Money Market Fund

August 31, 2004

SNJ-QTLY-1004

1.805778.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.9%
	Principal Amount	Value
Delaware/New Jersey - 0.8%
Delaware River & Bay Auth. Rev. Participating VRDN Series Merlots 00 B8, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(e)	$ 4,975,000	$ 4,975,000
New Jersey - 70.3%
Burlington County Board Commission Pooled Ln. Rev. Participating VRDN Series ROC II R1023, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,180,000	2,180,000
Camden County Impt. Auth. Lease Rev. Bonds:
5.85% 10/1/06 (Pre-Refunded to 10/1/04 @ 102) (d)	1,000,000	1,023,845
6.15% 10/1/14 (Pre-Refunded to 10/1/04 @ 102) (d)	1,000,000	1,024,096
Casino Reinvestment Dev. Auth. Packaging Fee Rev. Participating VRDN Series MSTC 01 175, 1.38% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	8,800,000	8,800,000
Cranford Township Gen. Oblig. BAN:
1.7% 2/25/05	4,500,000	4,503,941
2% 1/7/05	7,567,971	7,582,379
East Brunswick Township Gen. Oblig. BAN 1.75% 2/25/05	10,572,000	10,586,279
Essex County Impt. Auth. Bonds Series FRRI A27, 1.49%, tender 12/1/04 (a)(e)(f)	6,650,000	6,650,000
Hamilton Township Mercer County BAN 1.75% 10/14/04	18,700,000	18,711,918
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 1.3%, LOC Bank of New York, New York, VRDN (a)	7,100,000	7,100,000
Jersey City Redev. Auth. Mltf (Dixon Mill Apts. Proj.) Series 2000 A, 1.33%, LOC Fannie Mae, VRDN (a)	700,000	700,000
Lacey Muni. Utils. Auth. Wtr. Participating VRDN Series PT 865, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,580,000	1,580,000
Mercer County Impt. Auth. Rev. Bonds (County Courthouse Proj.) 2% 11/1/04 (MBIA Insured)	1,000,000	1,001,588
Middlesex County Impt. Auth. Rev. BAN (Woodbridge Township Guaranteed Proj.) 2% 1/26/05	8,935,000	8,955,158
Montclair Township Gen. Oblig. BAN:
1.75% 4/8/05	4,686,000	4,693,674
3% 5/27/05	8,000,000	8,080,004
3% 6/24/05	4,110,000	4,153,596
Montville Township Gen. Oblig. BAN 2% 10/1/04	3,410,000	3,412,378
Mount Laurel Township Gen. Oblig. BAN Series B, 3% 5/27/05	7,467,000	7,542,496
New Brunswick Gen. Oblig. BAN 3% 7/20/05	2,000,000	2,023,602
New Jersey Ctfs. of Prtn. Participating VRDN Series LB 04 L26, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	3,085,000	3,085,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Diocese of Metuchen 2001 Proj.) 1.34%, LOC Fleet Nat'l. Bank, VRDN (a)	2,300,000	2,300,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Hoffman- Roche, Inc. Proj.) Series 1985, 1.32%, LOC Wachovia Bank NA, VRDN (a)	$ 3,600,000	$ 3,600,000
New Jersey Econ. Dev. Auth. Rev.:
Bonds Series MS 883, 1.28%, tender 12/9/04 (Liquidity Facility Morgan Stanley) (a)(e)(f)	3,595,000	3,595,000
Participating VRDN:
Series EGL 04 0012, 1.35% (Liquidity Facility Citibank NA) (a)(e)	2,385,000	2,385,000
Series Merlots 04 B14, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(e)	6,000,000	6,000,000
Series Merlots A41, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(e)	6,795,000	6,795,000
Series MSTC 9057, 1.38% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	3,000,000	3,000,000
Series Putters 502, 1.33% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(e)	5,000,000	5,000,000
Series ROC II R203, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	3,370,000	3,370,000
Series ROC II R2087, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	8,795,000	8,795,000
Series ROC II R4554, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,410,000	2,410,000
(Jewish Home Rockleigh Proj.) Series B, 1.34%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,200,000	6,200,000
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (United Wtr., Inc. Proj.) Series 1996 A, 1.33% (AMBAC Insured), VRDN (a)	4,385,000	4,385,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series PT 1900, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	11,980,000	11,980,000
New Jersey Envir. Infrastructure Trust Participating VRDN:
Series PT 1556, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,000,000	3,000,000
Series PT 1560, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,690,000	4,690,000
New Jersey Gen. Oblig.:
Bonds Series E, 6% 7/15/05	3,700,000	3,839,868
Participating VRDN:
Series EGL 03 0005, 1.35% (Liquidity Facility Citibank NA, New York) (a)(e)	8,500,000	8,500,000
Series EGL 96 3001, 1.35% (Liquidity Facility Citibank NA, New York) (a)(e)	3,100,000	3,100,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Gen. Oblig.: - continued Participating VRDN:
Series FRRI L8, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	$ 5,700,000	$ 5,700,000
Series LB04 L55J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	13,400,000	13,400,000
TRAN Series A, 3% 6/24/05	20,500,000	20,747,310
New Jersey Health Care Facilities Fing. Auth. Rev.:
Participating VRDN Series MS 01 833, 1.32% (Liquidity Facility Morgan Stanley) (a)(e)	2,800,000	2,800,000
(Meridian Health Sys. Proj.) Series 2003 A, 1.3%, LOC JPMorgan Chase Bank, VRDN (a)	26,100,000	26,100,000
New Jersey Sports & Exposition Auth. Contract Rev.:
Series 1992 C, 1.3% (MBIA Insured), VRDN (a)	12,505,000	12,505,000
Series B1, 1.33% (MBIA Insured), VRDN (a)	4,200,000	4,200,000
New Jersey Tpk. Auth. Rev. Participating VRDN:
Series AAB 00 6, 1.45% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)(f)	7,980,000	7,980,000
Series EGL 00 3002, 1.35% (Liquidity Facility Citibank NA, New York) (a)(e)	5,830,000	5,830,000
New Jersey Tpk. Auth. Tpk. Rev.:
Participating VRDN:
Series EGL 030047, 1.35% (Liquidity Facility Citibank NA, New York) (a)(e)	6,100,000	6,100,000
Series FRRI 02 L30J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	12,000,000	12,000,000
Series Merlots 00 EEE, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(e)	8,100,000	8,100,000
Series MS 03 835, 1.32% (Liquidity Facility Morgan Stanley) (a)(e)	6,595,000	6,595,000
Series PA 613, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,000,000	1,000,000
Series PA 667, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,995,000	3,995,000
Series PA 670, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,000,000	4,000,000
Series PA 751, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,995,000	9,995,000
Series PT 1799, 1.36% (Liquidity Facility WestLB AG) (a)(e)	2,425,000	2,425,000
Series PT 2096, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,000,000	2,000,000
Series PT 2105, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	780,000	780,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.: - continued Participating VRDN:
Series PT 2129, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 3,000,000	$ 3,000,000
Series ROC II R4032, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,275,000	5,275,000
Series 1991 D, 1.28% (FGIC Insured), LOC Societe Generale, VRDN (a)	3,200,000	3,200,000
Series 2003 C2, 1.34% (FSA Insured), VRDN (a)	10,000,000	10,000,000
Series 2003 C3, 1.34% (FSA Insured), VRDN (a)	15,300,000	15,300,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series BA 00 C, 1.36% (Liquidity Facility Bank of America NA) (a)(e)	3,500,000	3,500,000
Series EGL 030034, 1.35% (Liquidity Facility Citibank NA, New York) (a)(e)	9,100,000	9,100,000
Series MS 00 224, 1.32% (Liquidity Facility Morgan Stanley) (a)(e)	5,000,000	5,000,000
Series PA 958P, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,500,000	3,500,000
Series PT 1723, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,510,000	5,510,000
Series PT 1751, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,300,000	1,300,000
Newark Gen. Oblig. Participating VRDN Series ROC II R4539, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	4,185,000	4,185,000
Ocean City Gen. Oblig. TRAN 2% 10/1/04	1,800,000	1,801,098
Univ. of Medicine & Dentistry Series 2002 B, 1.32% (AMBAC Insured), VRDN (a)	10,700,000	10,700,000
Woodbridge Township Gen. Oblig. BAN 3% 7/8/05	8,700,000	8,798,126
		452,756,356
New Jersey/Pennsylvania - 3.9%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 B4, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(e)	3,910,000	3,910,000
Series Merlots 00 K, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(e)	10,900,000	10,900,000
Series PA 606, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,700,000	4,700,000
Series SG 53, 1.36% (Liquidity Facility Societe Generale) (a)(e)	5,700,000	5,700,000
		25,210,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - 13.5%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series AAB 00 19, 1.34% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	$ 6,670,000	$ 6,670,000
Series EGL 030059, 1.35% (Liquidity Facility Citibank NA, New York) (a)(e)	5,000,000	5,000,000
Series PA 1251, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,900,000	1,900,000
Series 1992 2, 1.37%, VRDN (a)(f)	6,900,000	6,900,000
Series 1997 1, 1.37%, VRDN (a)(f)	8,900,000	8,900,000
Series 1997 2, 1.37%, VRDN (a)(f)	10,400,000	10,400,000
Series 3, 1.33%, VRDN (a)	6,600,000	6,600,000
Port Auth. of New York & New Jersey Spl. Oblig. Rev.:
Series 2, 1.32%, VRDN (a)	13,055,000	13,055,000
Series 3, 1.34%, VRDN (a)	10,300,000	10,300,000
Series 5, 1.34%, VRDN (a)	17,280,000	17,280,000
		87,005,000
Puerto Rico - 1.5%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Merlots A40, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(e)	4,675,000	4,675,000
Series SGA 43, 1.35% (Liquidity Facility Societe Generale) (a)(e)	3,100,000	3,100,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 1.67%, LOC Banco Santander Central Hispano SA, VRDN (a)	1,650,000	1,650,000
		9,425,000
Municipal Securities - continued
	Shares	Value
Other - 7.9%
Fidelity Tax-Free Cash Central Fund, 1.32% (b)(c)	51,192,700	$ 51,192,700
TOTAL INVESTMENT PORTFOLIO - 97.9%		630,564,056
NET OTHER ASSETS - 2.1%		13,294,261
NET ASSETS - 100%		$ 643,858,317
Total Cost for Federal Income Tax Purposes $ 630,564,056
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTES
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $44,425,000 or 6.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Essex County Impt. Auth. Bonds Series FRRI A27, 1.49%, tender 12/1/04	5/22/02 - 10/28/03	$ 6,650,000
New Jersey Econ. Dev. Auth. Rev. Bonds Series MS 883, 1.28%, tender 12/9/04 (Liquidity Facility Morgan Stanley)	12/9/03	$ 3,595,000
New Jersey Tpk. Auth. Rev. Participating VRDN Series AAB 00 6, 1.45% (Liquidity Facility ABN-AMRO Bank NV)	12/12/03	$ 7,980,000
Port Auth. of New York & New Jersey Series 1992 2, 1.37%, VRDN	2/14/92	$ 6,900,000
Port Auth. of New York & New Jersey Series 1997 1, 1.37%, VRDN	8/9/02	$ 8,900,000
Port Auth. of New York & New Jersey Series 1997 2, 1.37%, VRDN	9/15/97	$ 10,400,000

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Florida Municipal
Money Market Fund

August 31, 2004

SFM-QTLY-1004

1.805764.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.5%
	Principal Amount	Value
Alaska - 0.6%
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 2061, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	$ 3,230,000	$ 3,230,000
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.) Series 1994 C, 1.8%, tender 6/1/05 (b)	4,100,000	4,100,000
		7,330,000
Arizona - 0.6%
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1988, 1.2% tender 9/1/04, CP mode (c)	3,000,000	3,000,000
Phoenix Arpt. Rev. 1.35% 9/24/04, LOC Bank of America NA, CP (c)	2,400,000	2,400,000
Phoenix Indl. Dev. Auth. Rev. (Laura Dozer Ctr. Proj.) 1.5%, LOC Bank One NA, Chicago, VRDN (b)	1,830,000	1,830,000
		7,230,000
Arkansas - 0.4%
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Floaters 01 708, 1.45% (Liquidity Facility Morgan Stanley) (b)(c)(d)	5,200,000	5,200,000
California - 0.4%
California Hsg. Fin. Agcy. Home Mtg. Rev. Participating VRDN:
Series MT 7, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,395,000	3,395,000
Series PT 998, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,500,000	1,500,000
		4,895,000
Colorado - 0.2%
Denver City & County Arpt. Rev. Participating VRDN Series PT 724, 1.42% (Liquidity Facility Svenska Handelsbanken AB) (b)(c)(d)	2,350,000	2,350,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 1.6%, VRDN (b)(c)	1,500,000	1,500,000
Series 1999 B, 1.75%, VRDN (b)(c)	900,000	900,000
		2,400,000
Municipal Securities - continued
	Principal Amount	Value
District Of Columbia - 0.5%
District of Columbia Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series RF 00 4, 1.47% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	$ 720,000	$ 720,000
Metropolitan Washington Arpt. Auth. Sys. Rev. Participating VRDN Series PT 689, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,870,000	5,870,000
		6,590,000
Florida - 77.3%
Brevard County Hsg. Fin. Auth. (Wickham Club Apts. Proj.) Series A, 1.4%, LOC Southtrust Bank NA, VRDN (b)(c)	3,800,000	3,800,000
Brevard County Hsg. Fin. Auth. Homeowner Mtg. Rev. Participating VRDN Series PT 1377, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,380,000	5,380,000
Broward County Arpt. Sys. Rev. Participating VRDN Series Stars 93, 1.42% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	3,460,000	3,460,000
Broward County Fin. Auth. Multi-family Hsg. Rev. (Pinnacle Village Apts. Proj.) 1.33%, LOC Citibank NA, VRDN (b)(c)	9,200,000	9,200,000
Broward County Gen. Oblig.:
Bonds (Parks and Land Preservation Proj.) 2% 1/1/05	7,570,000	7,584,888
Participating VRDN:
Series Merlots 04 B9, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,700,000	5,700,000
Series PT 2138, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,045,000	7,045,000
Broward County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A27, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	2,365,000	2,365,000
Series PT 589, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,200,000	2,200,000
Broward County Indl. Dev. Rev. (Fast Real Estate Partners Ltd. Proj.) 1.41%, LOC Suntrust Bank, VRDN (b)(c)	1,400,000	1,400,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 1998, 1.37% (AMBAC Insured), VRDN (b)(c)	4,500,000	4,500,000
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 1.4%, LOC Key Bank NA, VRDN (b)(c)	5,000,000	5,000,000
Clay County Hsg. Fin. Auth. Rev. Participating VRDN Series 2000 O, 1.47% (Liquidity Facility Bank of America NA) (b)(c)(d)	5,435,000	5,435,000
Clipper Tax-Exempt Trust Participating VRDN Series 2004 1, 1.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	14,270,000	14,270,000
Collier County Hsg. Fin. Auth. Multi-family Rev. (Sawgrass Pines Apts. Proj.) 1.37%, LOC Fannie Mae, VRDN (b)(c)	6,800,000	6,800,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 1.4%, VRDN (b)	$ 6,235,000	$ 6,235,000
Dade County Multi-family Hsg. Rev. (Biscayne View Apts. Proj.) Series 1993, 1.45% (Monumental Life Ins. Co. Guaranteed), VRDN (b)(c)	28,475,000	28,475,000
Escambia County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series BA 01 C, 1.44% (Liquidity Facility Bank of America NA) (b)(c)(d)	1,965,000	1,965,000
Series PT 519, 1.41% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	2,380,000	2,380,000
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 1.47% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	5,035,000	5,035,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 00 0902, 1.38% (Liquidity Facility Citibank NA, New York) (b)(d)	5,000,000	5,000,000
Series EGL 00 901, 1.38% (Liquidity Facility Citibank NA, New York) (b)(d)	6,100,000	6,100,000
Series EGL 01 0902, 1.38% (Liquidity Facility Citibank NA, New York) (b)(d)	23,360,000	23,360,000
Series EGL 030025, 1.38% (Liquidity Facility Citibank NA, New York) (b)(d)	4,900,000	4,900,000
Series EGL 04 1007 Class A, 1.38% (Liquidity Facility Citibank NA) (b)(d)	3,875,000	3,875,000
Series PA 969, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,095,000	3,095,000
Series Putters 137, 1.36% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	16,090,000	16,090,000
Series SGA 03 138, 1.4% (Liquidity Facility Societe Generale) (b)(d)	3,090,000	3,090,000
Series SGA 03 139, 1.4% (Liquidity Facility Societe Generale) (b)(d)	9,455,000	9,455,000
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series EGL 01 0906, 1.38% (Liquidity Facility Citibank NA, New York) (b)(d)	3,000,000	3,000,000
Series ROC II R4521, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	2,490,000	2,490,000
Florida Correctional Privatization Communications Participating VRDN Series ROC II R2097, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	5,215,000	5,215,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN:
Series MS 01 634, 1.36% (Liquidity Facility Morgan Stanley) (b)(d)	$ 3,950,000	$ 3,950,000
Series PT 1897, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,560,000	11,560,000
Florida Dev. Fin. Corp. Indl. Dev.:
(Axon Circuit, Inc. Proj.) Series 2003 B1, 1.5%, LOC Suntrust Bank, VRDN (b)(c)	1,300,000	1,300,000
(Cabinet Connection of the Treasure Coast Proj.) Series 2003 B3, 1.5%, LOC Wachovia Bank NA, VRDN (b)(c)	2,000,000	2,000,000
(The Ultimate Umbrella Co., Inc. Proj.) Series 2003 B3, 1.65%, LOC Wachovia Bank NA, VRDN (b)(c)	835,000	835,000
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Participating VRDN Series MS 00 317, 1.36% (Liquidity Facility Morgan Stanley) (b)(d)	1,100,000	1,100,000
Florida Gen. Oblig. Participating VRDN Series MS 98 117, 1.36% (Liquidity Facility Morgan Stanley) (b)(d)	2,245,000	2,245,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 1.37%, LOC Fannie Mae, VRDN (b)(c)	7,500,000	7,500,000
(Bridgewater Club Proj.) Series L1, 1.34%, LOC Suntrust Bank, VRDN (b)(c)	4,110,000	4,110,000
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 1.34%, LOC Citibank NA, New York, VRDN (b)(c)	2,945,000	2,945,000
(Grande Court at North Port Apts. Proj.) Series 2004 E, 1.37%, LOC Fannie Mae, VRDN (b)(c)	6,100,000	6,100,000
(Heather Glenn Apts. Proj.) Series H, 1.34%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(c)	4,600,000	4,600,000
(Hunters Run Apts. Proj.) Series G, 1.34%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(c)	2,600,000	2,600,000
(Northbridge Apts. Proj.) Series V1, 1.36%, LOC Bank of America NA, VRDN (b)(c)	24,020,000	24,020,000
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 1.34%, LOC Citibank NA, New York, VRDN (b)(c)	4,000,000	4,000,000
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series 2000 J, 1.44% (Liquidity Facility Bank of America NA) (b)(c)(d)	3,800,000	3,800,000
Series FRRI 12, 1.42% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	8,705,000	8,705,000
Series LB 04 L9, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	8,375,000	8,375,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Florida Hsg. Fin. Corp. Rev.: - continued
Series PT 451, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	$ 1,785,000	$ 1,785,000
(Riverside Apts. Proj.) Series 2000 1, 1.38%, LOC Bank of America NA, VRDN (b)(c)	6,060,000	6,060,000
(Stuart Pointe Apts. Proj.) Series B1, 1.34%, LOC Suntrust Bank, VRDN (b)(c)	4,000,000	4,000,000
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 1.42%, LOC Fannie Mae, VRDN (b)(c)	4,000,000	4,000,000
(Valencia Village Apts. Proj.) Series G, 1.37%, LOC Fannie Mae, VRDN (b)(c)	11,755,000	11,755,000
(Waterford Pointe Apts. Proj.) Series 2000 E1, 1.37%, LOC Fannie Mae, VRDN (b)(c)	8,155,000	8,155,000
Florida Local Govt. Fin. Auth. Rev.:
Series A:
1% 9/8/04, LOC Wachovia Bank NA, CP	2,500,000	2,500,000
1.07% 10/14/04, LOC Wachovia Bank NA, CP	4,025,000	4,025,000
1.11% 9/1/04, LOC Wachovia Bank NA, CP	19,610,000	19,610,000
Series B, 1.03% 9/9/04, LOC Wachovia Bank NA, CP (c)	1,399,000	1,399,000
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 1.38% (Liquidity Facility Societe Generale) (b)(d)	1,920,000	1,920,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN:
Series PA 535, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	9,595,000	9,595,000
Series PT 1981, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,995,000	4,995,000
Series PT 2319, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,200,000	5,200,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) Series C, 1.43%, VRDN (b)	19,300,000	19,300,000
Hillsborough County Aviation Auth. Rev. Participating VRDN:
Series Merlots 03 A18, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	3,575,000	3,575,000
Series PT 1709, 1.42% (Liquidity Facility WestLB AG) (b)(c)(d)	2,525,000	2,525,000
Series PT 1841, 1.42% (Liquidity Facility WestLB AG) (b)(c)(d)	2,960,000	2,960,000
Series Stars 49, 1.41% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	5,490,000	5,490,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Grande Oaks Apts. Proj.) Series A, 1.38%, LOC Suntrust Bank, VRDN (b)(c)	$ 7,300,000	$ 7,300,000
(Lakewood Shores Apt. Proj.) Series 2000 A, 1.38%, LOC Bank of America NA, VRDN (b)(c)	5,600,000	5,600,000
(Mobley Park Apts. Proj.) Series A, 1.35%, LOC Freddie Mac, VRDN (b)(c)	8,000,000	8,000,000
(Morgan Creek Apts. Proj.) 1.37%, LOC Fannie Mae, VRDN (b)(c)	12,700,000	12,700,000
(Royal Palm Key Apts. Proj.) 1.37%, LOC Fannie Mae, VRDN (b)(c)	1,600,000	1,600,000
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
Participating VRDN Series MT 8, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,700,000	12,700,000
(Vigo Importing Co. Proj.):
1.43%, LOC Bank of America NA, VRDN (b)(c)	350,000	350,000
1.55%, LOC Bank of America NA, VRDN (b)(c)	700,000	700,000
Hollywood Wtr. & Swr. Rev. Participating VRDN Series ROC II R4055, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	2,770,000	2,770,000
Indian River County Hosp. District Hosp. Rev. Bonds (Indian River Memorial Hosp. Proj.) Series 1989, 1.15% tender 9/15/04, LOC Suntrust Bank, CP mode	1,000,000	1,000,000
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 1.38%, LOC Bank of America NA, VRDN (b)(c)	3,675,000	3,675,000
Jacksonville Elec. Auth. Rev. Participating VRDN Series Merlots 00 FF, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(d)	6,345,000	6,345,000
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	6,800,000	6,800,000
Jacksonville Poll. Cont. Rev.:
Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 1.13% tender 9/2/04, CP mode	3,400,000	3,400,000
(Florida Pwr. & Lt. Co. Proj.) 1.4%, VRDN (b)	5,925,000	5,925,000
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 408, 1.36% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,700,000	2,700,000
Lake County Indl. Dev. Auth. Rev. (U.S. Nutraceuticals LLC Proj.) Series 2001, 1.5%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(c)	1,800,000	1,800,000
Lakeland Elec. & Wtr. Rev. Participating VRDN Series EGL 96 0901, 1.49% (Liquidity Facility Citibank NA, New York) (b)(d)	5,600,000	5,600,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Lakeland Wtr. & Wastewtr. Rev. Participating VRDN Series Putters 481, 1.36% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 4,995,000	$ 4,995,000
Lee County Arpt. Rev. Participating VRDN:
Series Floaters 01 580X, 1.45% (Liquidity Facility Morgan Stanley) (b)(c)(d)	6,995,000	6,995,000
Series MS 01 811, 1.41% (Liquidity Facility Morgan Stanley) (b)(c)(d)	3,000,000	3,000,000
Series ROC II R14, 1.42% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)(d)	6,870,000	6,870,000
Lee County Cap. & Trans. Facilities Rev. Participating VRDN Series MS 877, 1.36% (Liquidity Facility Morgan Stanley) (b)(d)	2,190,000	2,190,000
Lee County Cap. Rev. Participating VRDN Series MS 957, 1.36% (Liquidity Facility Morgan Stanley) (b)(d)	7,575,000	7,575,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.):
Series 1985 C, 1.38% (Liquidity Facility Suntrust Bank), VRDN (b)	20,000,000	20,000,000
Series 1985 D, 1.38% (Liquidity Facility Suntrust Bank), VRDN (b)	4,000,000	4,000,000
Series 1992 B, 1.38% (Liquidity Facility Suntrust Bank), VRDN (b)	45,500,000	45,500,000
Manatee County Hsg. Fin. Auth. Mtg. Rev. Participating VRDN Series PT 2072, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,360,000	5,360,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Centre Court Apts. Proj.) Series 2000 A, 1.38%, LOC Suntrust Bank, VRDN (b)(c)	3,755,000	3,755,000
Miami-Dade County Aviation Rev. Participating VRDN Series 2003 L22J, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	4,500,000	4,500,000
Miami-Dade County Expressway Auth. Participating VRDN Series Putters 01 160, 1.36% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,995,000	7,995,000
Miami-Dade County Gen. Oblig. Series A, 1.35% 9/24/04, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP (c)	4,513,000	4,513,000
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 208, 1.36% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,775,000	6,775,000
Miami-Dade County Hsg. Fin. Auth. Participating VRDN Series Merlots 00 HHH, 1.35% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	7,370,000	7,370,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apartments, 183rd Street Apartments & 187th Street Apartments Proj.) Series 2003 3, 1.37%, LOC Citibank NA, VRDN (b)(c)	$ 9,000,000	$ 9,000,000
Miami-Dade County Indl. Dev. Auth. Rev.:
(Airis Miami LLC Proj.) Series 1999 A, 1.32% (AMBAC Insured), VRDN (b)(c)	6,300,000	6,300,000
(Badia Spices, Inc. Proj.) 1.38%, LOC Bank of America NA, VRDN (b)(c)	4,000,000	4,000,000
(Cigarette Boats Racing Team Proj.) 1.38%, LOC Bank of America NA, VRDN (b)(c)	2,800,000	2,800,000
(Tarmac America Proj.) 1.38%, LOC Bank of America NA, VRDN (b)(c)	3,200,000	3,200,000
Miami-Dade County Pub. Svc. Tax Rev. Participating VRDN Series MSTC 02 9043, 1.41% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	6,800,000	6,800,000
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series LB 04 L29, 1.15%, tender 9/1/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)(e)	6,335,000	6,335,000
Participating VRDN Series ROC II R4022, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	4,210,000	4,210,000
Ocean Hwy. & Port Auth. Rev. Series 1990, 1.4%, LOC Wachovia Bank NA, VRDN (b)(c)	3,500,000	3,500,000
Okeechobee County Solid Waste Rev. (Chambers Waste Sys. Proj.) Series 1992, 1.43%, LOC JPMorgan Chase Bank, VRDN (b)(c)	2,200,000	2,200,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN:
Series PT 918, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	13,100,000	13,100,000
Series PT 919, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,485,000	5,485,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (Osprey Ridge Apts. Proj.) Series 2000 H, 1.37%, LOC Fannie Mae, VRDN (b)(c)	4,760,000	4,760,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 1.45%, LOC Nat'l. City Bank, VRDN (b)(c)	3,200,000	3,200,000
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 1.38%, LOC JPMorgan Chase Bank, VRDN (b)(c)	4,000,000	4,000,000
Palm Beach Co. Edl. Facilities Auth. (Atlantic College Proj.) Series 2001, 1.38%, LOC Bank of America NA, VRDN (b)	4,500,000	4,500,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 1.37%, LOC Fannie Mae, VRDN (b)(c)	$ 16,800,000	$ 16,800,000
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R5035, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	5,625,000	5,625,000
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 1.43%, LOC Bank of America NA, VRDN (b)(c)	2,695,000	2,695,000
Pinellas County Hsg. Fin. Auth. Single Family Hsg. Rev. Participating VRDN:
Series FRRI 03 L10J, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	4,965,000	4,965,000
Series PT 352, 1.41% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	2,605,000	2,605,000
Pinellas County Hsg. Fin. Auth. Single Family Mortgage Rev. Participating VRDN:
Series MT 9, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	6,250,000	6,250,000
Series PT 2239, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	11,360,000	11,360,000
Pinellas County Indl. Council Indl. Dev. Rev. (Hunter Douglas, Inc. Proj.) 1.41%, LOC ABN-AMRO Bank NV, VRDN (b)(c)	2,100,000	2,100,000
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 1.38%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(c)	4,000,000	4,000,000
Putnam County Dev. Auth. Poll. Cont. Rev.:
Bonds (Seminole Elec. Coop., Inc. Proj.):
Series 1984 D, 1.4%, tender 12/15/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	12,900,000	12,900,000
Series 1984 H3, 1%, tender 9/15/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	4,200,000	4,200,000
Series 1984 H4, 1%, tender 9/15/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	5,300,000	5,300,000
(Seminole Elec. Coop., Inc. Proj.):
Series 1984 H1, 1.5% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	14,465,000	14,465,000
Series 1984 H2, 1.5% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	10,565,000	10,565,000
Series 1984 S, 1.5% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	4,540,000	4,540,000
Reedy Creek Impt. District Utils. Rev. Participating VRDN Series ROC II R4027, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	6,950,000	6,950,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Saint Johns County Sales Tax Rev. Participating VRDN Series ROC II R 2142, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	$ 5,390,000	$ 5,390,000
Saint Lucie County Solid Waste Disp. (Florida Pwr. & Lt. Co. Proj.) Series 2003, 1.39%, VRDN (b)(c)	6,900,000	6,900,000
Saint Petersburg Cap. Impt. Rev. (Arpt. Proj.) Series 1997 C, 1.41%, LOC Suntrust Bank, VRDN (b)(c)	600,000	600,000
Sarasota County Util. Sys. Rev. Participating VRDN Series PT 1559, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,000,000	3,000,000
Seminole County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R4537, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	5,725,000	5,725,000
Sumter County Indl. Auth. Rev. (Villages Tri-County Med. Ctr. Proj.) Series 2001, 1.43%, LOC Suntrust Bank, VRDN (b)	4,130,000	4,130,000
Sunshine State Govt. Fing. Commission Rev.:
Series C:
1.13% 9/9/04 (FGIC Insured), CP (c)	12,700,000	12,700,000
1.15% 9/7/04 (FGIC Insured), CP (c)	16,235,000	16,235,000
Series G:
1.13% 9/3/04 (FGIC Insured), CP (c)	14,690,000	14,690,000
1.15% 9/20/04 (FGIC Insured), CP (c)	16,920,000	16,920,000
1.12% 9/7/04 (FGIC Insured), CP (c)	9,100,000	9,100,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 1.45%, LOC Wachovia Bank NA, VRDN (b)(c)	4,840,000	4,840,000
Tampa Bay Wtr. Util. Sys. Rev.:
Participating VRDN Series Merlots 01 A130, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(d)	9,950,000	9,950,000
1.38%, LOC Bank of America NA, VRDN (b)(c)	8,400,000	8,400,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) 1.37%, LOC Fannie Mae, VRDN (b)(c)	9,500,000	9,500,000
		989,641,888
Georgia - 0.2%
Atlanta Arpt. Rev. Participating VRDN Series MT 11, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,490,000	1,490,000
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 1.47%, LOC Bank One NA, Chicago, VRDN (b)(c)	1,300,000	1,300,000
		2,790,000
Municipal Securities - continued
	Principal Amount	Value
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Participating VRDN Series PA 1238, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	$ 1,695,000	$ 1,695,000
Honolulu City & County Gen. Oblig. Participating VRDN Series ROC II R5025, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	2,660,000	2,660,000
		4,355,000
Illinois - 1.4%
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 1.43%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	1,500,000	1,500,000
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 1.4%, LOC Bank One NA, Chicago, VRDN (b)(c)	3,850,000	3,850,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series PT 1993, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,080,000	1,080,000
Series PT 980, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,335,000	1,335,000
Series ROC II R70, 1.42% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)(d)	2,100,000	2,100,000
Series Stars 56, 1.42% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	4,440,000	4,440,000
Illinois Dev. Fin. Auth. Indl. Dev. Rev. (Camcraft Proj.) Series 1993, 1.55%, LOC Bank One NA, Chicago, VRDN (b)(c)	100,000	100,000
Illinois Gen. Oblig. Participating VRDN Series Putters 133, 1.36% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	4,000,000	4,000,000
		18,405,000
Indiana - 0.1%
Indianapolis Econ. Dev. Rev.:
(EPI Printers, Inc. Proj.) Series 1995, 1.46%, LOC Comerica Bank, Detroit, VRDN (b)(c)	235,000	235,000
(US LLC Proj.) Series 1996, 1.55%, LOC Bank One NA, Chicago, VRDN (b)(c)	215,000	215,000
Lebanon Econ. Dev. Rev. (White Castle Sys., Inc. Proj.) 1.5%, LOC Bank One NA, VRDN (b)(c)	715,000	715,000
		1,165,000
Iowa - 0.5%
Iowa Fin. Auth. Series F, 1.32% (Liquidity Facility Wells Fargo Bank NA, San Francisco), VRDN (b)(c)	6,600,000	6,600,000
Kentucky - 1.3%
Kenton County Arpt. Board Arpt. Rev. Participating VRDN Series FRRI 02 L15, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
Kentucky - continued
Kentucky Higher Ed. Student Ln. Corp. Student Ln. Rev. Series 1991 E, 1.35% (AMBAC Insured), VRDN (b)(c)	$ 3,400,000	$ 3,400,000
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 863, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	700,000	700,000
Kentucky Property & Bldgs. Commission Revs. Participating VRDN Series EGL 04 2, 1.38% (Liquidity Facility Citibank NA) (b)(d)	3,000,000	3,000,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.13% tender 9/3/04, CP mode	4,800,000	4,800,000
		16,900,000
Louisiana - 0.8%
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series MS 01 694, 1.45% (Liquidity Facility Morgan Stanley) (b)(c)(d)	2,795,000	2,795,000
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 1.48%, VRDN (b)(c)	3,800,000	3,800,000
Series 1994 B, 1.44%, VRDN (b)	2,000,000	2,000,000
Series 1995, 1.48%, VRDN (b)(c)	1,250,000	1,250,000
		9,845,000
Maryland - 0.3%
Anne Arundel County Econ. Dev. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) 1.13% tender 9/2/04, LOC Wachovia Bank NA, CP mode (c)	2,700,000	2,700,000
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Parlane Apts. Proj.) Series 2001 C, 1.38%, LOC Fannie Mae, VRDN (b)(c)	1,400,000	1,400,000
		4,100,000
Michigan - 0.1%
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1988 A, 1.65%, VRDN (b)	630,000	630,000
Minnesota - 0.3%
Dakota County Cmnty. Dev. Agcy. Single Family Rev. Participating VRDN Series PT 627, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	495,000	495,000
Municipal Securities - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series PT 727, 1.42% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	$ 1,700,000	$ 1,700,000
Minnesota Hsg. Fin. Agcy. Participating VRDN Series PA 1256, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,640,000	1,640,000
		3,835,000
Mississippi - 0.2%
Mississippi Home Corp. Single Family Rev. Participating VRDN Series PT 1446, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,940,000	2,940,000
Missouri - 1.0%
Curators of the Univ. of Missouri Participating VRDN Series LB 04 L44, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	8,975,000	8,975,000
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 C, 1.4%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	4,050,000	4,050,000
		13,025,000
Nebraska - 0.2%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series Merlots 00 UU, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	1,965,000	1,965,000
Nevada - 0.2%
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series A, 1.4%, LOC Fleet Nat'l. Bank, VRDN (b)(c)	1,250,000	1,250,000
Nevada Director of Dept. Commerce Indl. Dev. Rev. (Primex Corp. Proj.) 1.55%, LOC Bank One NA, Chicago, VRDN (b)(c)	785,000	785,000
		2,035,000
New Hampshire - 0.3%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 4, 1.43% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	2,321,000	2,321,000
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN Series Merlots 01 A82, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	1,640,000	1,640,000
		3,961,000
New Mexico - 0.4%
New Mexico Mtg. Fin. Auth. Bonds 1.504%, tender 9/1/04 (b)(c)	4,709,592	4,709,592
Municipal Securities - continued
	Principal Amount	Value
New York - 0.2%
Metropolitan Trans. Auth. Rev. Bonds Series B, 3% 11/15/04	$ 2,600,000	$ 2,609,677
Non State Specific - 0.5%
Clipper Tax-Exempt Trust Participating VRDN:
Series 2003 1, 1.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	985,000	985,000
Series 2003 10, 1.52% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	2,673,547	2,673,547
Series 2003 13, 1.44% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	1,000,000	1,000,000
Series 2003 3, 1.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,213,000	1,213,000
		5,871,547
North Carolina - 0.3%
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series FRRI 03 L17, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	2,325,000	2,325,000
Series LB 03 L44J, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	2,000,000	2,000,000
		4,325,000
North Dakota - 0.1%
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 1.43%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	1,300,000	1,300,000
Ohio - 0.2%
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.) Series 1999, 1.45%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,100,000	2,100,000
Summit County Indl. Dev. Rev. (Ganzhorn Properties Proj.) 1.55%, LOC Bank One NA, Chicago, VRDN (b)(c)	690,000	690,000
		2,790,000
Oklahoma - 1.2%
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series LB 03 L29J, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	4,160,000	4,160,000
Oklahoma Student Ln. Auth. Rev. Series 2003 A2, 1.37% (MBIA Insured), VRDN (b)(c)	9,700,000	9,700,000
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 01 582, 1.44% (Liquidity Facility Morgan Stanley) (b)(c)(d)	1,400,000	1,400,000
		15,260,000
Municipal Securities - continued
	Principal Amount	Value
Oregon - 0.2%
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 1.4%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	$ 2,400,000	$ 2,400,000
Pennsylvania - 0.5%
Allegheny County Arpt. Rev. Bonds (Pittsburgh Int'l. Arpt. Proj.) 5.5% 1/1/05 (MBIA Insured) (c)	4,400,000	4,455,047
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 996, 1.39% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,505,000	1,505,000
		5,960,047
South Carolina - 0.5%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 1.47%, VRDN (b)	1,100,000	1,100,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Mohawk Ind., Inc. Proj.) Series 1997 B, 1.44%, LOC Wachovia Bank NA, VRDN (b)(c)	1,200,000	1,200,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.9% tender 11/9/04, CP mode	4,600,000	4,600,000
		6,900,000
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth. Participating VRDN Series LB 04 L34J, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	2,275,000	2,275,000
Tennessee - 0.7%
Maury County Indl. Dev. Board Wtr. Facility Rev. (Saturn Corp. Proj.) Series 1987, 1.7%, VRDN (b)(c)	1,700,000	1,700,000
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series LB 04 L7, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	2,725,000	2,725,000
Series LB L32J, 1.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	4,740,000	4,740,000
		9,165,000
Texas - 4.1%
Bell County Indl. Dev. Corp. Indl. Dev. Rev. (Metal Sales Manufacturing Corp. Proj.) 1.53%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	280,000	280,000
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN Series Putters 411, 1.36% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,595,000	2,595,000
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.):
1.4%, LOC Cr. Suisse First Boston Bank, VRDN (b)(c)	1,400,000	1,400,000
1.4%, LOC JPMorgan Chase Bank, VRDN (b)(c)	1,100,000	1,100,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 1.39%, LOC Fannie Mae, VRDN (b)(c)	$ 3,000,000	$ 3,000,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series Merlots 00 II, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	3,200,000	3,200,000
Series Merlots 03 A34, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	1,600,000	1,600,000
Series PT 2156, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,635,000	2,635,000
Series Putter 353, 1.39% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	1,650,000	1,650,000
Series Putters 351, 1.39% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,500,000	2,500,000
Series ROC II 251, 1.42% (Liquidity Facility Citibank NA) (b)(c)(d)	2,525,000	2,525,000
Dallas Independent School District Participating VRDN Series PT 2181, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,690,000	3,690,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.38%, LOC JPMorgan Chase Bank, VRDN (b)(c)	4,500,000	4,500,000
San Antonio Arpt. Sys. Rev. Participating VRDN Series Stars 107, 1.42% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	4,350,000	4,350,000
Texas Gen. Oblig.:
(Veterans Hsg. Assistance Prog.):
Fund II Series 2002 A2, 1.38%, VRDN (b)(c)	4,490,000	4,490,000
Series A, 1.37% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	1,400,000	1,400,000
TRAN 3% 8/31/05	11,900,000	12,063,893
		52,978,893
Vermont - 0.2%
Vermont Hsg. Fin. Agcy. Single Family Participating VRDN Series BA 02 I, 1.45% (Liquidity Facility Bank of America NA) (b)(c)(d)	2,955,000	2,955,000
Virginia - 0.5%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,300,000	1,300,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - continued
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.28% tender 9/20/04, CP mode (c)	$ 1,200,000	$ 1,200,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984, 1.23% tender 9/14/04, CP mode	4,000,000	4,000,000
		6,500,000
Washington - 0.2%
Port of Seattle Rev. Participating VRDN Series PT 1719, 1.43% (Liquidity Facility WestLB AG) (b)(c)(d)	3,090,000	3,090,000
Wisconsin - 1.0%
Hartford Cmnty. Dev. Auth. Indl. Dev. Rev. (TNT/Larpen Supply Proj.) 1.55%, LOC Bank One NA, Chicago, VRDN (b)(c)	1,365,000	1,365,000
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.4%, VRDN (b)	9,400,000	9,400,000
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series PT 917, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,540,000	2,540,000
		13,305,000
Other - 1.1%
Fidelity Municipal Cash Central Fund, 1.36% (a)	13,749,600	13,749,600
TOTAL INVESTMENT PORTFOLIO - 99.5%		1,274,332,244
NET OTHER ASSETS - 0.5%		6,324,343
NET ASSETS - 100%		$ 1,280,656,587
Total Cost for Federal Income Tax Purposes $ 1,274,332,244
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,335,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Miami-Dade County School Board Ctfs. of Prtn. Bonds Series LB 04 L29, 1.15%, tender 9/1/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	5/26/04	$ 6,335,000

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey Municipal Money Market Fund

August 31, 2004

NJS-QTLY-1004

1.805776.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.0%
	Principal Amount	Value
Delaware/New Jersey - 0.7%
Delaware River & Bay Auth. Rev. Participating VRDN Series Merlots 00 B8, 1.37% (Liquidity Facility Wachovia Bank NA) (c)(g)	$ 9,915,000	$ 9,915,000
New Jersey - 66.2%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 1.36%, LOC Fannie Mae, VRDN (c)(f)	6,000,000	6,000,000
Burlington County Board Commission Pooled Ln. Rev. Participating VRDN Series ROC II R1023, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	4,885,000	4,885,000
Burlington County Gen. Oblig. BAN Series D, 2% 6/3/05	8,642,000	8,655,184
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) 1.32%, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	12,800,000	12,800,000
Casino Reinvestment Dev. Auth. Packaging Fee Rev. Participating VRDN Series MSTC 01 175, 1.38% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(g)	16,565,000	16,565,000
East Brunswick Township Gen. Oblig. BAN 1.75% 2/25/05	4,300,000	4,305,136
Garden State Preservation Trust Open Space & Farmland Preservation Bonds Series MS 860, 1.2%, tender 2/10/05 (Liquidity Facility Morgan Stanley) (c)(g)(h)	7,495,000	7,495,000
Hamilton Township Mercer County BAN 1.75% 10/14/04	8,478,000	8,481,205
Hopewell Township Gen. Oblig. BAN 2.25% 3/15/05	5,693,832	5,716,446
Margate City Gen. Oblig. BAN 2.25% 2/9/05	7,900,000	7,927,722
Middlesex County Impt. Auth. Rev. BAN (Woodbridge Township Guaranteed Proj.) 2% 1/26/05	3,700,000	3,708,307
Montclair Township Gen. Oblig. BAN:
1.75% 3/18/05	7,491,000	7,500,971
1.75% 4/8/05	2,913,000	2,917,512
2.75% 5/27/05	13,612,000	13,722,140
3% 5/27/05	5,847,000	5,905,473
3% 6/24/05	9,647,000	9,749,329
Montville Township Gen. Oblig. BAN 1.75% 10/1/04	5,000,000	5,002,836
New Brunswick Gen. Oblig. TAN 2.75% 2/21/05	5,200,000	5,232,677
New Jersey Ctfs. of Prtn. Participating VRDN Series LB 04 L26, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	7,300,000	7,300,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(AIRUS Newark LLC Proj.) Series 1998, 1.32% (AMBAC Insured), VRDN (c)(f)	10,350,000	10,350,000
(Diocese of Metuchen 2001 Proj.) 1.34%, LOC Fleet Nat'l. Bank, VRDN (c)	2,700,000	2,700,000
(Encap Golf Hldgs. LLC Proj.) 1.34%, LOC Wachovia Bank NA, VRDN (c)(f)	70,000,000	70,000,000
(Herzel Motor Corp. Proj.) Series 1989 L, 1.45%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	100,000	100,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.: - continued
(Int'l. Processing Corp. Proj.) 1.38%, LOC Bank of America NA, VRDN (c)(f)	$ 1,500,000	$ 1,500,000
New Jersey Econ. Dev. Auth. Market Transition Facility Rev. Participating VRDN Series ROC II R199, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	6,215,000	6,215,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. Participating VRDN:
Series MS 00 371, 1.32% (Liquidity Facility Morgan Stanley) (c)(g)	15,070,000	15,070,000
Series MS 98 161, 1.35% (Liquidity Facility Morgan Stanley) (c)(f)(g)	1,625,000	1,625,000
New Jersey Econ. Dev. Auth. Rev.:
Bonds Series MS 883, 1.28%, tender 12/9/04 (Liquidity Facility Morgan Stanley) (c)(g)(h)	7,900,000	7,900,000
Participating VRDN:
Series EGL 04 0012, 1.35% (Liquidity Facility Citibank NA) (c)(g)	9,000,000	9,000,000
Series FRRI 01 N10, 1.37% (Liquidity Facility Bank of New York, New York) (c)(g)	7,150,000	7,150,000
Series Merlots 04 B14, 1.37% (Liquidity Facility Wachovia Bank NA) (c)(g)	8,500,000	8,500,000
Series Merlots A41, 1.37% (Liquidity Facility Wachovia Bank NA) (c)(g)	1,290,000	1,290,000
Series MSCO 01 572, 1.32% (Liquidity Facility Morgan Stanley) (c)(g)	2,532,500	2,532,500
Series MSTC 9057, 1.38% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(g)	6,990,000	6,990,000
Series Putters 502, 1.33% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(g)	16,610,000	16,610,000
Series ROC II R4523, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	5,200,000	5,200,000
Series ROC II R4554, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	5,995,000	5,995,000
(5901 Tonelle Ave. Assoc. Proj.) Series 2001, 1.43%, LOC Wachovia Bank NA, VRDN (c)(f)	4,365,000	4,365,000
(Bayshore Health Ctr. Proj.) Series 1998 A, 1.3%, LOC KBC Bank NV, VRDN (c)	2,000,000	2,000,000
(E.P. Henry Corp. Proj.) 1.41%, LOC Wachovia Bank NA, VRDN (c)(f)	270,000	270,000
(Eastern Silk Proj.) Second Series D2, 1.4%, LOC BNP Paribas SA, VRDN (c)(f)	600,000	600,000
(Geriatric Services Hsg. Corp., Inc. Proj.) 1.3%, LOC Lloyds TSB Bank PLC, VRDN (c)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
(Jewish Home Rockleigh Proj.) Series B, 1.34%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	$ 8,375,000	$ 8,375,000
(LPS Inds. Proj.) 1.43%, LOC Wachovia Bank NA, VRDN (c)(f)	8,165,000	8,165,000
(Meriden Assisted Living at Shrewsbury Proj.) 1.36%, LOC Fannie Mae, VRDN (c)(f)	5,250,000	5,250,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev.:
Bonds (Dallas Airmotive, Inc. Proj.) Series 2000, 1.15%, tender 12/1/04, LOC Bayerische Landesbank Girozentrale (c)(f)	5,780,000	5,780,000
(Port Newark Container LLC Proj.) 1.35%, LOC Citibank NA, New York, VRDN (c)(f)	42,300,000	42,300,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.) Series 2001 A, 1.32%, LOC Wachovia Bank NA, VRDN (b)(c)(f)	4,000,000	4,000,000
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Participating VRDN:
Series MS 00 417, 1.35% (Liquidity Facility Morgan Stanley) (c)(f)(g)	5,865,000	5,865,000
Series PT 2071, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	10,385,000	10,385,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series PT 1900, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	430,000	430,000
Series ROC II R295, 1.35% (Liquidity Facility Citibank NA) (c)(g)	4,995,000	4,995,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series PT 1556, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	2,660,000	2,660,000
New Jersey Gen. Oblig.:
Participating VRDN:
Series 2003 B, 1.36% (Liquidity Facility Bank of America NA) (c)(g)	4,635,000	4,635,000
Series EGL 03 0005, 1.35% (Liquidity Facility Citibank NA, New York) (c)(g)	21,095,000	21,095,000
Series FRRI L8, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	9,950,000	9,950,000
Series LB04 L55J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	29,200,000	29,200,000
TRAN Series A, 3% 6/24/05	44,500,000	45,036,853
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Meridian Health Sys. Proj.) Series 2003 A, 1.3%, LOC JPMorgan Chase Bank, VRDN (c)	21,200,000	21,200,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Saint Barnabas Med. Ctr. Proj.) Series 2001 A, 1.3%, LOC JPMorgan Chase Bank, VRDN (c)	$ 3,900,000	$ 3,900,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Bonds Series B, 1.1% 10/1/04 (f)	3,000,000	3,000,000
Participating VRDN:
Series 1999 V, 1.41% (Liquidity Facility Bank of America NA) (c)(f)(g)	8,255,000	8,255,000
Series Merlots 00 A2, 1.42% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	1,770,000	1,770,000
Series PT 118, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	3,505,000	3,505,000
Series PT 1289, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	1,460,000	1,460,000
Series PT 287, 1.38% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	8,505,000	8,505,000
Series PT 456, 1.37% (Liquidity Facility BNP Paribas SA) (c)(f)(g)	3,800,000	3,800,000
Series PT 635, 1.37% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(g)	3,460,000	3,460,000
New Jersey Sports & Exposition Auth. Contract Rev.:
Series 1992 C, 1.3% (MBIA Insured), VRDN (c)	18,700,000	18,700,000
Series B1, 1.33% (MBIA Insured), VRDN (c)	9,605,000	9,605,000
New Jersey Tpk. Auth. Rev. Participating VRDN:
Series AAB 00 6, 1.45% (Liquidity Facility ABN-AMRO Bank NV) (c)(g)(h)	29,240,000	29,240,000
Series EGL 00 3001, 1.35% (Liquidity Facility Citibank NA, New York) (c)(g)	17,315,000	17,315,000
Series EGL 00 3002, 1.35% (Liquidity Facility Citibank NA, New York) (c)(g)	2,000,000	2,000,000
New Jersey Tpk. Auth. Tpk. Rev.:
Participating VRDN:
Series EGL 03 0041, 1.35% (Liquidity Facility Citibank NA, New York) (c)(g)	4,100,000	4,100,000
Series EGL 030047, 1.35% (Liquidity Facility Citibank NA, New York) (c)(g)	13,640,000	13,640,000
Series FRRI 02 L30J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	16,630,000	16,630,000
Series PA 613, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	1,000,000	1,000,000
Series PA 667, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.: - continued
Participating VRDN:
Series PA 668, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	$ 4,995,000	$ 4,995,000
Series PA 670, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	2,345,000	2,345,000
Series PT 1799, 1.36% (Liquidity Facility WestLB AG) (c)(g)	3,545,000	3,545,000
Series PT 1906, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,295,000	5,295,000
Series PT 2096, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,810,000	4,810,000
Series PT 2105, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,105,000	5,105,000
Series PT 2129, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	16,270,000	16,270,000
Series PT 747, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	3,500,000	3,500,000
Series Putters 155, 1.33% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,495,000	7,495,000
Series ROC II R4032, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	2,820,000	2,820,000
Series 1991 D, 1.28% (FGIC Insured), LOC Societe Generale, VRDN (c)	5,000,000	5,000,000
Series 2003 C2, 1.34% (FSA Insured), VRDN (c)	5,000,000	5,000,000
Series 2003 C3, 1.34% (FSA Insured), VRDN (c)	6,600,000	6,600,000
New Jersey Trans. Trust Fund Auth.:
Bonds:
Series 1998 A, 5% 6/15/05	5,470,000	5,615,515
Series PT 1940, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)(h)	8,995,000	8,995,000
Participating VRDN:
Series EGL 030034, 1.35% (Liquidity Facility Citibank NA, New York) (c)(g)	17,100,000	17,100,000
Series PA 646, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,020,000	5,020,000
Series PA 958P, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	1,000,000	1,000,000
Series PT 1204, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(g)	3,500,000	3,500,000
Series PT 1723, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	2,600,000	2,600,000
Series PT 1751, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,690,000	5,690,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Participating VRDN:
Series ROC 4040, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	$ 7,125,000	$ 7,125,000
Series ROC II R146, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	7,495,000	7,495,000
Series ROC II R2103, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	5,695,000	5,695,000
Newark Port Auth. Hsg. Auth. Participating VRDN Series ROC II R 2125, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	5,325,000	5,325,000
Ocean City Gen. Oblig.:
BAN 2% 11/3/04	9,500,000	9,513,726
TRAN 2% 10/1/04	4,075,000	4,077,486
Princeton Borough Gen. Oblig. BAN 3% 6/30/05	4,287,000	4,334,105
Princeton Township Gen. Oblig. BAN 1.8% 4/15/05	10,099,000	10,128,645
Randolph Township Gen. Oblig. BAN 1.75% 9/8/04	8,260,000	8,261,125
Somerset County Indl. Poll. Cont. Fing. Auth. Rev. (American Cyanamid Co. Proj.) 1.9% (Wyeth Guaranteed), VRDN (c)	5,300,000	5,300,000
Woodbridge Township Gen. Oblig. BAN 3% 7/8/05	19,435,000	19,654,206
		922,249,099
New Jersey/Pennsylvania - 4.8%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 B4, 1.37% (Liquidity Facility Wachovia Bank NA) (c)(g)	2,600,000	2,600,000
Series Merlots 00 K, 1.37% (Liquidity Facility Wachovia Bank NA) (c)(g)	15,265,000	15,265,000
Series MS 00 396, 1.35% (Liquidity Facility Morgan Stanley) (c)(g)	11,510,000	11,510,000
Series PA 606, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	7,995,000	7,995,000
Series PA 611, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,500,000	5,500,000
Series PA 965R, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,000,000	5,000,000
Series SG 53, 1.36% (Liquidity Facility Societe Generale) (c)(g)	12,940,000	12,940,000
Series SGA 89, 1.35% (Liquidity Facility Societe Generale) (c)(g)	5,345,000	5,345,000
		66,155,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - 16.5%
Port Auth. of New York & New Jersey Spl. Oblig. Rev.:
Participating VRDN:
Series FRRI 00 N18, 1.37% (Liquidity Facility Bank of New York, New York) (c)(f)(g)	$ 12,000,000	$ 12,000,000
Series MS 00 331, 1.35% (Liquidity Facility Morgan Stanley) (c)(f)(g)	18,830,000	18,830,000
Series MS 98 157, 1.35% (Liquidity Facility Morgan Stanley) (c)(f)(g)	3,160,000	3,160,000
Series PT 1755, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	6,180,000	6,180,000
Series Putters 192, 1.37% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	21,695,000	21,695,000
Series Putters 278, 1.37% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	18,435,000	18,435,000
Series 1R, 1.35% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)(f)	5,000,000	5,000,000
Series 3, 1.34%, VRDN (c)	5,950,000	5,950,000
Series 4, 1.36%, VRDN (c)(f)	5,000,000	5,000,000
Port Auth. of New York & New Jersey:
Bonds Series PA 1171R, 1.2%, tender 1/20/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)(h)	5,100,000	5,100,000
Participating VRDN:
Series MS 01 701, 1.34% (Liquidity Facility Morgan Stanley) (c)(f)(g)	4,995,000	4,995,000
Series PA 1038R, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	4,995,000	4,995,000
Series PA 1251, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,600,000	4,600,000
Series PT 1269, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	4,805,000	4,805,000
Series PT 1596, 1.37% (Liquidity Facility WestLB AG) (c)(f)(g)	5,530,000	5,530,000
Series PT 418, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	6,285,000	6,284,827
Series PT 984, 1.34% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)	7,870,000	7,870,000
Series Putters 153, 1.37% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,000,000	2,000,000
Series Putters 177, 1.37% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	7,000,000	7,000,000
Series ROC II R43, 1.4% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)(g)	7,015,000	7,015,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series SG 96 52, 1.37% (Liquidity Facility Societe Generale) (c)(f)(g)	$ 19,465,000	$ 19,465,000
Series 1991 3, 1.4%, VRDN (c)(f)(h)	9,800,000	9,800,000
Series 1991, 1.4%, VRDN (c)(f)(h)	8,800,000	8,800,000
Series 1992, 1.37%, VRDN (c)(h)	6,800,000	6,800,000
Series 1995 4, 1.4%, VRDN (c)(f)(h)	10,500,000	10,500,000
Series 1995, 1.4%, VRDN (c)(f)(h)	9,400,000	9,400,000
Series B:
0.96% 9/10/04, CP	7,250,000	7,250,000
1.15% 9/8/04, CP	1,810,000	1,810,000
		230,269,827
Puerto Rico - 3.2%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 00 EE, 1.37% (Liquidity Facility Wachovia Bank NA) (c)(g)	2,895,000	2,895,000
Series Merlots 03 A44, 1.37% (Liquidity Facility Wachovia Bank NA) (c)(g)	7,990,000	7,990,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series LB 04 L28, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	9,975,000	9,975,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series Merlots 00 FFF, 1.37% (Liquidity Facility Wachovia Bank NA) (c)(g)	2,725,000	2,725,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Putters 147, 1.33% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,660,000	3,660,000
Series ROC II R179, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	1,495,000	1,495,000
Series SGA 43, 1.35% (Liquidity Facility Societe Generale) (a)(c)(g)	15,600,000	15,600,000
		44,340,000
Municipal Securities - continued
	Shares	Value
Other - 7.6%
Fidelity Municipal Cash Central Fund, 1.36% (d)(e)	106,142,500	$ 106,142,500
TOTAL INVESTMENT PORTFOLIO - 99.0%		1,379,071,426
NET OTHER ASSETS - 1.0%		13,807,486
NET ASSETS - 100%		$ 1,392,878,912
Total Cost for Federal Income Tax Purposes $ 1,379,071,426
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security was sold on a delayed delivery basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $104,030,000 or 7.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Garden State Preservation Trust Open Space & Farmland Preservation Bonds Series MS 860, 1.2%, tender 2/10/05 (Liquidity Facility Morgan Stanley)	9/24/03	$ 7,495,000
New Jersey Econ. Dev. Auth. Rev. Bonds Series MS 883, 1.28%, tender 12/9/04 (Liquidity Facility Morgan Stanley)	12/9/03	$ 7,900,000
New Jersey Tpk. Auth. Rev. Participating VRDN Series AAB 00 6, 1.45% (Liquidity Facility ABN-AMRO Bank NV)	3/14/01 - 2/13/04	$ 29,240,000
New Jersey Trans. Trust Fund Auth. Bonds Series PT 1940, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	8/7/03	$ 8,995,000
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey: Bonds Series PA 1171R, 1.2%, tender 1/20/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/24/03	$ 5,100,000
Series 1991 3, 1.4%, VRDN	12/3/03	$ 9,800,000
Series 1991, 1.4%, VRDN	6/18/91	$ 8,800,000
Series 1992, 1.37%, VRDN	2/14/92	$ 6,800,000
Series 1995 4, 1.4%, VRDN	8/9/02	$ 10,500,000
Series 1995, 1.4%, VRDN	9/15/95	$ 9,400,000

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 19, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 19, 2004